CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 8,025	$ 42,081,820	$ (42,779,687)	$ (689,842)
Balance (Shares) at Dec. 31, 2014	80,253,840
Common shares issued, net of costs	$ 1,500	491,250		492,750
Common shares issued, net of costs (Shares)	15,000,000
Stock-based compensation expense		28,600		28,600
Net loss for the year			(180,847)	(180,847)
Balance at Dec. 31, 2015	$ 9,525	42,601,670	(42,960,534)	(349,339)
Balance (Shares) at Dec. 31, 2015	95,253,840
Stock-based compensation expense		3,208		3,208
Net loss for the year			(274,424)	(274,424)
Balance at Dec. 31, 2016	$ 9,525	42,604,878	(43,234,958)	(620,555)
Balance (Shares) at Dec. 31, 2016	95,253,840
Net loss for the year			(314,890)	(314,890)
Share consolidation (Shares)	(83,347,098)
Common shares issued	$ 8,000	50,591		58,591
Common shares issued (Shares)	10,000,000
Balance at Dec. 31, 2017	$ 17,525	$ 42,655,469	$ (43,549,848)	$ (876,854)
Balance (Shares) at Dec. 31, 2017	21,906,742